Gain on sale of claim (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			10 Months Ended			4 Months Ended	6 Months Ended
	Jun. 26, 2013	Jun. 30, 2013	Jun. 30, 2012	Nov. 14, 2012	Jun. 25, 2013	May 24, 2013	Jun. 30, 2013 New Charter Contracts	Jun. 30, 2013 Original Charter Contracts
Gain on sale of claim [Line Items]
Net daily hire rate per vessel							6.3	13
Number of claims				3
Total claim amount						$ 54,096
Percentage of right, title, interest, claims and causes of action transferred					100.00%
Gain on sale of claim to third party	32,000	32,000	0
Proceeds if total claim amount is allowed	39,219
Maximum amount to be paid to a third party		9,000
Contigent gain disclosed		$ 7,219
Claim to be allowed by the Court for the gain on sale of claim to third party to remain unchanged		$44,138